Other financial assets	12 Months Ended
Dec. 31, 2024
Other financial assets
Other financial assets

17 Other financial assets

	December 31, 2024		December 31, 2023
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	1	1,044	34	2,240
Short-term financing receivables held for operating purposes			7
	1	1,044	41	2,240
Long-term financing receivables	44	2,109
Short-term financing receivables	1,040		855
	1,084	2,109	855
	1,085	3,153	896	2,240
Securities held for operating purposes		62		61
	1,085	3,215	896	2,301

Changes in allowance for doubtful accounts were as follows:

(€ million)	2024	2023
Carrying amount at the beginning of the year	383	391
Additions	26	15
Deductions	(3)	(9)
Currency translation differences	24	(13)
Other changes	(3)	(1)
Carrying amount at the end of the year	427	383

Financing receivables held for operating purposes primarily related to funds provided to joint ventures and associates in the Exploration & Production segment (€994 million) to execute capital projects of interest to Eni. These receivables are long-term interests in the initiatives funded. The main amounts were towards Coral FLNG SA (Eni’s interest 25%) for €522 million (€453 million at December 31, 2023), operating a floating gas liquefaction plant in Area 4, offshore Mozambique.

Financing receivables held for operating purposes due beyond five years amounted to €214 million (€149 million at December 31, 2023).

The fair value of non-current financing receivables held for operating purposes of €1,044 million has been estimated based on the present value of expected future cash flows discounted at rates ranging from 1.7% to 4.8% (1.9% and 5.2% at December 31, 2023).

The recoverability of other long-term financial assets was assessed by considering the expected probability of default in the next twelve months only, as the creditworthiness suffered no significant deterioration in the reporting period.

Financing receivables held for non-operating purposes related to: (i) the joint venture Mozambique Rovuma Venture SpA (Eni’s interest 35.71%) for €1,769 million (€1,339 million at December 31, 2023) engaged in the production and development of the natural gas reserves discovered in Area 4 offshore Mozambique which from January 1, 2024 was reclassified from financing receivables held for operating purposes to financing receivables, considering the only exposure to the counterparty financial risk; (ii) restricted deposits in escrow to guarantee transactions on derivative contracts for €937 million (€712 million at December 31, 2023), referred to the Global Gas & LNG Portfolio business line for €907 million (€677 million at December 31, 2023).

Financing receivables were denominated in U.S. dollar for €3,351 million and in euro for €855 million (€2,503 million and €630 million at December 31, 2023, respectively).

Securities for €11 million (€19 million at December 31, 2023) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law.

The following table analyses securities per issuing entity:

	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody's	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	11	12	11	from 0 to 2.65	from 2025 to 2031	Baa3	BBB
Others (*)	33	33	33	from 0.01 to 5.0	from 2025 to 2029	from Aa1 to Baa2	from AA+ to BBB-
Floating rate bonds
Italy	15	15	15	from 3.56 to 4.01	from 2025 to 2029	Baa3	BBB
Total sovereign states	59	60	59
Other financial institutions
European Bank of Investments	3	3	3	3.75	from 2025 to 2026	Aaa	AAA
Total	62	63	62

(*) Amounts included herein are lower than €10 million.

Securities having maturity within five years amounted to €57 million.

The fair value of securities was derived from quoted market prices.

Receivables with related parties are described in note 36 – Transactions with related parties.